Lease - Future Minimum Lease Payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Operating leases
Within 1 year	¥ 95,288		¥ 90,393
Between 1 and 2 years	75,197		82,151
Between 2 and 3 years	48,288		64,048
Between 3 and 4 years	14,459		48,996
Between 4 and 5 years	324		16,253
Total lease payment	233,556		301,841
Less imputed interest	(11,312)		(20,985)
Total	¥ 222,244	$ 34,875	¥ 280,856